Share-Based Compensation Expense - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Jun. 01, 2006	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Dec. 31, 2012 Nonvested Restricted Stock Units	Dec. 31, 2011 Nonvested Restricted Stock Units	Dec. 31, 2010 Nonvested Restricted Stock Units	Nov. 12, 2010 2007 Employee Share Incentive Plan	Dec. 31, 2012 2007 Employee Share Incentive Plan	Jul. 15, 2008 2007 Employee Share Incentive Plan	Jul. 18, 2005 Options Granted on July 18, 2005	Jul. 18, 2005 Management employees	Dec. 31, 2012 Management employees	Jul. 18, 2005 Management employees Share options	Dec. 31, 2012 Chief Executive Officer Nonvested Restricted Stock Units	Jun. 01, 2006 Period 1	Jun. 01, 2006 Period 2	Jun. 01, 2006 Period 3	Dec. 31, 2007 Minimum	Dec. 31, 2006 Minimum	Nov. 12, 2010 Minimum 2007 Employee Share Incentive Plan	Dec. 31, 2007 Maximum	Dec. 31, 2006 Maximum	Nov. 12, 2010 Maximum 2007 Employee Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	1,200,000	10,416,950	36,250,000										16,033,138		166,400	27,895,000
Nonvested restricted stock units vesting period																		3 years	3 years				2 years	2 years	1 year	4 years	4 years	5 years
Share base compensation, percentage options exercisable																30.00%
Share base compensation, percentage options exercisable																70.00%
Number of share options outstanding	5,336,808			6,975,344													166,400
Number of shares authorized					74,044,450							82,044,400		46,044,400
Option granted year																				2005	2006	2007
Expiration period												10 years
Number of nonvested restricted stock units granted									9,501,144				43,795,736
Weighted-average grant-date fair value of options granted						$ 0.79	$ 0.93	$ 0.94
Options exercised	1,752,184					1,752,184	3,751,360	5,719,584
Aggregate intrinsic value of options exercised						$ 1.9	$ 5.8	$ 9.4
Total unrecognized compensation expense						0.4			14.2
Total unrecognized compensation expense, weighted average period of recognition (in years)						1 year 6 months 7 days			2 years 6 months 29 days
Total fair value of nonvested restricted stock units vested									$ 9.0	$ 9.8	$ 7.8